Consolidated Statements of Comprehensive Loss [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reclassification adjustments for gains realized in income, taxes	$ 0	$ (63)
Unrealized net holding loss on securities available for sale, taxes	$ 0	$ (42)